Principal Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2024
Investments accounted for using equity method [abstract]
Summary of Principal Subsidiaries Interests
As mentioned in notes 4.3 and 21.4, as of December 31, 2024 and 2023, there are non-controlling
interests in certain consolidated entities that are in turn holding companies of relevant operations. The principal subsidiaries as of December 31, 2024 and 2023, which ownership interest is presented according to the interest maintained by Cemex, were as follows:

		% Interest

Subsidiary	Country	2024	2023

Cemex España, S.A. 1	Spain	99.9	99.9
Cemex, Inc.	United States of America	100.0	100.0
Cemex Nicaragua, S.A. 2	Nicaragua	100.0	100.0
Assiut Cement Company	Egypt	95.8	95.8
Cemex Colombia, S.A. 3	Colombia	99.7	99.7
Cemento Bayano, S.A. 4	Panama	99.5	99.5
Cemex Dominicana, S.A. 5	Dominican Republic	100.0	100.0
Trinidad Cement Limited	Trinidad and Tobago	69.8	69.8
Caribbean Cement Company Limited 6	Jamaica	79.0	79.0
Cemex de Puerto Rico Inc.	Puerto Rico	100.0	100.0
Cemex France (formerly Cemex France Gestion (S.A.S.))	France	100.0	100.0
Cemex Holdings Philippines, Inc.	Philippines	—	89.9
Solid Cement Corporation	Philippines	—	100.0
APO Cement Corporation	Philippines	—	100.0
Cemex UK	United Kingdom	100.0	100.0
Cemex Deutschland, AG.	Germany	100.0	100.0
Cemex Czech Republic, s.r.o.	Czech Republic	100.0	100.0
Cemex Polska sp. Z.o.o.	Poland	100.0	100.0
Cemex Holdings (Israel) Ltd.	Israel	100.0	100.0
Cemex Topmix LLC, Cemex Supermix LLC and Cemex Falcon LLC 7	United Arab Emirates	100.0	100.0
Cemex International Trading LLC 8	United States of America	100.0	100.0
Sunbulk Shipping, S.L.U. 9	Spain	100.0	100.0

1	Cemex España is the direct or indirect holding company of most of Cemex’s international operations.

2	Represents Cemex Colombia’s 99% interest and CLH’s 1% interest held indirectly through another subsidiary of CLH.

3	Represents CLH’s direct and indirect interest in ordinary and preferred shares, including own shares held in Cemex Colombia’s treasury.

4	Represents CLH’s 99.483% indirect interest in ordinary shares, which excludes a 0.516% interest held in Cemento Bayano, S.A.’s treasury.

5	See subsequent event related to this subsidiary in note 28.

6
Represents the aggregate ownership interest of Cemex in this entity of 79.04%, which includes TCL’s 74.08% direct and indirect interest and Cemex’s 4.96% indirect interest held through other subsidiaries.

7	Cemex España indirectly owns a 49% equity interest in each of these entities and indirectly holds the remaining 51% of the economic benefits, through agreements with other shareholders.

8	Cemex International Trading LLC participates in the international trading of Cemex’s products and fuel commercialization.

9
Sunbulk Shipping, S.L.U. is involved mainly in maritime and land transportation and/or shipping of goods worldwide and the handling, administration, and hiring of shipments and cargo at ports, terminals and other loading and unloading destinations worldwide, as well as the offering and contracting of services in relation thereto for Cemex’s trading entities and operations.